UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                  Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-1435



                                AMCAP Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                             333 South Hope Street
                         Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: February 28, 2006

                     Date of reporting period: May 31, 2005





                               Julie F. Williams
                    Capital Research and Management Company
                             333 South Hope Street
                         Los Angeles, California 90071
                    (name and address of agent for service)


                                   Copies to:
                            Eric A.S. Richards, Esq.
                             O'Melveny & Myers LLP
                             400 South Hope Street
                         Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - AMERICAN FUNDS (R)]


AMCAP FUND
INVESTMENT PORTFOLIO

May 31, 2005


                                                                                                                           unaudited

                                                                                                                        Market value
Common stocks -- 81.75%                                                                                       Shares           (000)


CONSUMER DISCRETIONARY -- 21.64%
Lowe's Companies, Inc.                                                                                    7,850,000      $   449,099
Target Corp.                                                                                              7,050,000          378,585
Best Buy Co., Inc.                                                                                        5,500,000          299,365
Time Warner Inc.(1)                                                                                      11,647,500          202,666
Liberty Media Corp., Class A(1)                                                                          18,300,000          190,137
IAC/InterActiveCorp(1)                                                                                    7,270,000          178,115
Michaels Stores, Inc.                                                                                     4,010,000          168,861
Johnson Controls, Inc.                                                                                    2,940,000          166,580
Outback Steakhouse, Inc.(2)                                                                               3,750,000          165,937
Harley-Davidson Motor Co.                                                                                 3,341,900          163,853
Carnival Corp., units                                                                                     3,025,200          160,033
Ross Stores, Inc.                                                                                         5,175,000          145,831
Kohl's Corp.(1)                                                                                           2,625,000          127,811
Williams-Sonoma, Inc.(1)                                                                                  3,205,200          126,061
Comcast Corp., Class A, special nonvoting stock(1)                                                        2,500,000           79,100
Comcast Corp., Class A(1)                                                                                 1,200,000           38,640
Brinker International, Inc.(1)                                                                            3,125,000          117,562
Gentex Corp.                                                                                              6,130,000          109,604
Panera Bread Co., Class A(1)                                                                              1,480,000           93,536
Garmin Ltd.                                                                                               1,998,600           88,638
Dollar General Corp.                                                                                      4,250,000           83,342
Sonic Corp.(1)                                                                                            2,450,000           83,300
Walt Disney Co.                                                                                           3,000,000           82,320
Starbucks Corp.(1)                                                                                        1,470,000           80,482
Amazon.com, Inc.(1)                                                                                       2,100,000           74,571
Clear Channel Communications, Inc.                                                                        2,000,000           58,460
eBay Inc.(1)                                                                                              1,400,000           53,214
Liberty Media International, Inc., Class A(1)                                                             1,234,812           51,751
CarMax, Inc.(1)                                                                                           2,000,000           51,060
Interpublic Group of Companies, Inc.(1)                                                                   2,384,000           29,419
Applebee's International, Inc.                                                                            1,000,000           27,270
P.F. Chang's China Bistro, Inc.(1)                                                                          410,000           24,301
International Game Technology                                                                               850,000           23,953
Education Management Corp.(1)                                                                               700,000           22,715
Gap, Inc.                                                                                                   850,000           17,850
                                                                                                                           4,214,022

HEALTH CARE -- 16.35%
WellPoint, Inc.(1)                                                                                        2,911,900          387,283
Express Scripts, Inc.(1)                                                                                  2,848,000          263,127
HCA Inc.                                                                                                  4,305,000          232,470
Medtronic, Inc.                                                                                           3,920,000          210,700
Medco Health Solutions, Inc.(1)                                                                           3,975,000          198,750
Biogen Idec Inc.(1)                                                                                       4,195,000          164,024
Forest Laboratories, Inc.(1)                                                                              4,025,000          155,285
Guidant Corp.                                                                                             1,960,000          144,824
Lincare Holdings Inc.(1)                                                                                  3,000,000          131,880
AmerisourceBergen Corp.                                                                                   1,810,000          116,872
Bristol-Myers Squibb Co.                                                                                  4,225,000          107,146
Caremark Rx, Inc.(1)                                                                                      2,300,000          102,718
Medicis Pharmaceutical Corp., Class A(2)                                                                  3,625,000          102,153
St. Jude Medical, Inc.(1)                                                                                 2,519,800          101,094
Amgen Inc.(1)                                                                                             1,615,000          101,067
Kinetic Concepts, Inc.(1)                                                                                 1,245,000           79,991
Genentech, Inc.(1)                                                                                        1,000,000           79,250
IDEXX Laboratories, Inc.(1)                                                                               1,340,000           77,358
Becton, Dickinson and Co.                                                                                 1,200,000           68,940
Cephalon, Inc.(1)                                                                                         1,500,000           63,630
Eli Lilly and Co.                                                                                           900,000           52,470
Celgene Corp.(1)                                                                                          1,200,000           50,808
Abbott Laboratories                                                                                         800,000           38,592
PacifiCare Health Systems, Inc., Class A(1)                                                                 500,000           31,415
Barr Pharmaceuticals, Inc.(1)                                                                               600,000           30,492
Johnson & Johnson                                                                                           400,000           26,840
Applera Corp. - Applied Biosystems Group                                                                  1,000,000           21,410
Henry Schein, Inc.(1)                                                                                       500,000           20,145
ResMed Inc.(1)                                                                                              300,000           18,741
Schering-Plough Corp.                                                                                       139,100            2,712
                                                                                                                           3,182,187

INFORMATION TECHNOLOGY -- 14.87%
Microsoft Corp.                                                                                          12,120,000          312,696
First Data Corp.                                                                                          7,569,825          286,366
Google Inc., Class A(1)                                                                                   1,000,000          278,400
Cisco Systems, Inc.(1)                                                                                   11,429,300          221,500
Applied Materials, Inc.                                                                                   8,450,000          138,665
Analog Devices, Inc.                                                                                      3,250,000          120,510
Texas Instruments Inc.                                                                                    4,050,000          111,942
Automatic Data Processing, Inc.                                                                           2,400,000          105,120
Lexmark International, Inc., Class A(1)                                                                   1,502,000          102,797
Intuit Inc.(1)                                                                                            2,154,300           93,109
Microchip Technology Inc.                                                                                 2,500,000           74,100
Xilinx, Inc.                                                                                              2,500,000           69,375
Yahoo! Inc.(1)                                                                                            1,811,200           67,377
Intersil Corp., Class A                                                                                   3,400,000           63,784
Linear Technology Corp.                                                                                   1,700,000           63,699
Altera Corp.(1)                                                                                           2,850,000           63,242
Jabil Circuit, Inc.(1)                                                                                    2,087,000           61,003
Sanmina-SCI Corp.(1)                                                                                     11,850,000           60,791
Sabre Holdings Corp., Class A                                                                             2,888,800           57,978
National Instruments Corp.                                                                                2,343,750           54,492
Symbol Technologies, Inc.                                                                                 4,500,000           51,795
Solectron Corp.(1)                                                                                       13,140,000           47,961
Paychex, Inc.                                                                                             1,600,000           46,208
Ceridian Corp.(1)                                                                                         2,400,000           45,768
EMC Corp.(1)                                                                                              3,150,000           44,289
Power Integrations, Inc.(1,2)                                                                             1,850,000           44,067
NAVTEQ Corp.(1)                                                                                           1,122,100           42,808
Maxim Integrated Products, Inc.                                                                           1,000,000           39,400
Oracle Corp.(1)                                                                                           3,000,000           38,460
KLA-Tencor Corp.                                                                                            700,000           31,787
Rogers Corp.(1)                                                                                             750,000           31,043
Cadence Design Systems, Inc.(1)                                                                           1,685,800           23,551
                                                                                                                           2,894,083

FINANCIALS -- 9.38%
Fannie Mae                                                                                                7,162,200          424,289
American International Group, Inc.                                                                        5,865,000          325,801
Capital One Financial Corp.                                                                               4,151,200          313,000
Freddie Mac                                                                                               2,400,000          156,096
Wells Fargo & Co.                                                                                         2,020,000          122,028
Golden West Financial Corp.                                                                               1,750,000          109,585
M&T Bank Corp.                                                                                              959,230           97,976
Independence Community Bank Corp.                                                                         1,656,000           62,067
MBNA Corp.                                                                                                2,700,000           56,943
Bank of New York Co., Inc.                                                                                1,740,000           50,147
City National Corp.                                                                                         510,000           36,225
Fidelity National Financial, Inc.                                                                           600,000           21,594
Amegy Bancorporation, Inc.                                                                                1,050,000           18,701
Arthur J. Gallagher & Co.                                                                                   600,000           16,572
Central Pacific Financial Corp.                                                                             300,000           10,650
Umpqua Holdings Corp.                                                                                       227,300            5,298
                                                                                                                           1,826,972

INDUSTRIALS -- 6.05%
United Parcel Service, Inc., Class B                                                                      2,616,000          192,668
General Dynamics Corp.                                                                                    1,620,000          174,928
Robert Half International Inc.                                                                            6,800,000          169,592
Precision Castparts Corp.                                                                                 1,820,000          141,469
General Electric Co.                                                                                      3,750,000          136,800
Avery Dennison Corp.                                                                                      1,744,200           91,483
FedEx Corp.                                                                                                 790,000           70,642
Southwest Airlines Co.                                                                                    4,685,000           68,167
United Technologies Corp.                                                                                   400,000           42,680
ChoicePoint Inc.(1)                                                                                       1,000,000           39,260
Jacobs Engineering Group Inc.(1)                                                                            500,200           26,301
3M Co.                                                                                                      300,000           22,995
                                                                                                                           1,176,985

ENERGY -- 5.23%
Devon Energy Corp.                                                                                        5,970,000          274,023
Smith International, Inc.                                                                                 2,715,000          159,533
Apache Corp.                                                                                              2,150,000          126,334
Schlumberger Ltd.                                                                                         1,590,000          108,708
Noble Corp.                                                                                               1,823,400          103,241
FMC Technologies, Inc.(1)                                                                                 2,735,000           86,289
Denbury Resources Inc.(1)                                                                                 1,975,000           63,161
Baker Hughes Inc.                                                                                         1,300,000           60,047
ENSCO International Inc.                                                                                  1,100,000           36,630
                                                                                                                           1,017,966

CONSUMER STAPLES -- 4.86%
Altria Group, Inc.                                                                                        2,500,000          167,850
Avon Products, Inc.                                                                                       4,080,000          162,139
PepsiCo, Inc.                                                                                             2,715,000          152,855
Dean Foods Co.(1)                                                                                         2,300,000           89,631
Walgreen Co.                                                                                              1,600,000           72,544
Anheuser-Busch Companies, Inc.                                                                            1,545,000           72,383
Costco Wholesale Corp.                                                                                    1,500,000           68,130
Constellation Brands, Inc., Class A(1)                                                                    1,830,000           50,892
Wal-Mart Stores, Inc.                                                                                     1,000,000           47,230
Procter & Gamble Co.                                                                                        600,000           33,090
Performance Food Group Co.(1)                                                                             1,010,000           27,331
Gillette Co.                                                                                                 47,900            2,526
                                                                                                                             946,601

TELECOMMUNICATION SERVICES -- 1.38%
Telephone and Data Systems, Inc.                                                                          1,575,000           61,031
Telephone and Data Systems, Inc.(1)                                                                       1,575,000           59,850
CenturyTel, Inc.                                                                                          2,690,000           88,205
Nextel Communications, Inc., Class A(1)                                                                   2,000,000           60,360
                                                                                                                             269,446

MATERIALS -- 0.90%
International Flavors & Fragrances Inc.                                                                   2,000,000           74,180
Sealed Air Corp.(1)                                                                                       1,200,000           62,148
Vulcan Materials Co.                                                                                        400,000           23,972
Cambrex Corp.                                                                                               792,190           14,339
                                                                                                                             174,639

UTILITIES -- 0.18%
Duke Energy Corp.                                                                                         1,299,000           35,697


MISCELLANEOUS -- 0.91%
Other common stocks in initial period of acquisition                                                                         177,372


TOTAL COMMON STOCKS (COST: $12,623,940,000)                                                                               15,915,970



                                                                                                   Principal amount
Short-term securities -- 18.95%                                                                               (000)


Federal Home Loan Bank 2.85%-3.135% due 6/15-9/9/2005                                                      $407,266          405,827
Citicorp 3.00%-3.11% due 6/29-7/22/2005                                                                      55,000           54,817
CAFCO, LLC 3.00%-3.12% due 6/9-7/28/2005(3)                                                                 149,000          148,446
Park Avenue Receivables Co., LLC 3.02% due 6/8-6/21/2005(3)                                                 141,400          141,240
Preferred Receivables Funding Corp. 3.07% due 7/13/2005(3)                                                   47,000           46,828
Variable Funding Capital Corp. 2.91%-3.00% due 6/1-6/23/2005(3)                                             166,000          165,846
Gannett Co. 2.90%-3.02% due 6/7-7/29/2005(3)                                                                154,800          154,568
Wal-Mart Stores Inc. 2.88%-3.10% due 6/1-8/9/2005(3)                                                        145,800          145,581
Ranger Funding Co. LLC 3.02% due 6/2/2005(3)                                                                 50,000           49,992
Bank of America Corp. 2.92%-3.02% due 6/3-6/28/2005                                                          95,000           94,912
DuPont (E.I.) de Nemours & Co. 2.87%-2.98% due 6/3-6/28/2005                                                141,300          141,146
International Business Machines Corp. 2.86%-2.99% due 6/1-7/6/2005                                          100,000           99,846
IBM Capital Inc. 3.00% due 6/27/2005(3)                                                                      33,600           33,524
Federal Farm Credit Banks 2.82%-2.91% due 6/14-7/5/2005                                                     132,800          132,535
Clipper Receivables Co., LLC 3.00%-3.08% due 6/24-7/11/2005(3)                                              125,000          124,643
Freddie Mac 2.85%-3.08% due 6/22-8/2/2005                                                                   125,000          124,531
Procter & Gamble Co. 2.97%-3.15% due 6/22-8/23/2005(3)                                                      125,000          124,518
Coca-Cola Co. 2.90%-3.07% due 6/17-8/4/2005                                                                 114,000          113,556
Edison Asset Securitization LLC 3.05%-3.11% due 7/8-7/29/2005(3)                                            113,811          113,345
Triple-A One Funding Corp. 3.02%-3.10% due 6/7-7/22/2005(3)                                                 111,668          111,457
International Bank for Reconstruction and Development 2.85%-2.96% due 6/14-7/22/2005                        110,500          110,345
Abbott Laboratories Inc. 2.97% due 6/23-6/30/2005(3)                                                         91,400           91,197
Hewlett-Packard Co. 3.10%-3.11% due 7/25-7/26/2005(3)                                                        84,600           84,196
SBC Communications Inc. 3.07%-3.11% due 6/27-7/13/2005(3)                                                    80,600           80,357
Tennessee Valley Authority 2.805%-2.89% due 6/9-6/23/2005                                                    66,300           66,235
Private Export Funding Corp. 2.98%-3.23% due 6/15-9/22/2005(3)                                               61,500           61,137
U.S. Treasury Bills 2.625%-2.83% due 6/2-8/11/2005                                                           50,480           50,469
FCAR Owner Trust I 2.98% due 6/20/2005                                                                       50,000           49,918
Wells Fargo & Co. 2.97% due 6/27-6/28/2005                                                                   50,000           49,887
HSBC Finance Corp. 3.07% due 7/20/2005                                                                       50,000           49,795
Three Pillars Funding, LLC 3.03% due 6/7-6/22/2005(3)                                                        48,852           48,793
Hershey Foods Corp. 3.04%-3.05% due 7/12-7/14/2005(3)                                                        47,000           46,829
Exxon Asset Management Co. 2.97% due 6/23/2005(3)                                                            46,600           46,512
Verizon Network Funding Corp. 3.05% due 6/29/2005                                                            46,600           46,485
Anheuser-Busch Cos. Inc. 2.91% due 6/13/2005(3)                                                              42,643           42,598
Medtronic Inc. 3.00% due 6/24/2005(3)                                                                        40,000           39,920
BellSouth Corp. 3.02% due 7/7/2005(3)                                                                        40,000           39,876
Colgate-Palmolive Co. 2.96%-2.97% due 6/10-6/14/2005(3)                                                      34,000           33,969
PepsiCo Inc. 2.96%-2.97% due 6/2-6/8/2005(3)                                                                 28,500           28,486
NetJets Inc. 2.99% due 6/27/2005(3)                                                                          25,000           24,944
Bank of New York Co., Inc. 2.99% due 6/28/2005                                                               25,000           24,942
Harley-Davidson Funding Corp. 2.94%-3.00% due 6/20-6/29/2005(3)                                              16,338           16,305
Pfizer Inc 2.95% due 6/6/2005(3)                                                                             15,000           14,993
3M Co. 2.93% due 6/21/2005                                                                                   15,000           14,974


TOTAL SHORT-TERM SECURITIES (COST: $3,690,253,000)                                                                         3,690,320

TOTAL INVESTMENT SECURITIES (COST: $16,314,193,000)                                                                       19,606,290
OTHER ASSETS LESS LIABILITIES                                                                                              (136,566)

NET ASSETS                                                                                                               $19,469,724


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)  Security did not produce income during the last 12 months.

(2) The fund owns 5% or more of the outstanding voting shares of this company. See table on next page for additional information.

(3) Restricted security that can be resold only to institutional investors. In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all restricted securities was $2,060,100,000, which represented 10.58% of the net assets of the fund.




Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended May 31, 2005, appear below.


                                                                                                    Dividend income     Market value
Company                         Beginning shares      Purchases         Sales       Ending shares             (000)            (000)


Outback Steakhouse, Inc.               3,710,000         40,000             --           3,750,000             $488         $165,937
Medicis Pharmaceutical Corp., Class A  3,625,000             --             --           3,625,000              109          102,153
Power Integrations, Inc.               1,850,000             --             --           1,850,000               --           44,067
                                                                                                               $597         $312,157


Federal income tax information                                                                                (dollars in thousands)


Gross unrealized appreciation on investment securities                                                                  $  3,666,500
Gross unrealized depreciation on investment securities                                                                     (375,965)
Net unrealized appreciation on investment securities                                                                       3,290,535
Cost of investment securities for federal income tax purposes                                                             16,315,755


ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND, INC.

By /s/ Claudia P. Huntington
----------------------------------------
Claudia P. Huntington, President and PEO

Date: July 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Claudia P. Huntington
------------------------------
Claudia P. Huntington, President and PEO

Date: July 29, 2005



By /s/ Jeffrey P. Regal
-----------------------------------------------------
Jeffrey P. Regal, Treasurer and PFO

Date: July 29, 2005